S000023614 [Member] Investment Objectives and Goals - iShares International Treasury Bond ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERNATIONAL TREASURY BOND ETF Ticker: IGOVStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds.